Acquisition and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Business Combinations, Discontinued Operations, and Disposal Groups [Abstract]
Schedule of Allocation of Purchase Price

The following table summarizes allocation of the purchase price to the fair value of assets acquired. The allocation of the purchase price in the table below is preliminary and subject to change based on the finalization of the purchase price.

January 2, 2014
(In thousands)
Assets acquired:
Cash and cash equivalents	$5,638
Inventories	22,658
Other current assets	54,898
Property, plant and equipment	147,390
Other long-term assets	659
Trademarks	150,700
Intangible assets with finite lives	104,900
Liabilities assumed:
Accounts payable and other accruals	54,785
Income taxes and deferred taxes, net	29,159
Obligations under capital leases	21,614
Total identifiable net assets	381,285
Goodwill	227,726
Total purchase price	$609,011

Schedule of Unaudited Supplemental Pro Forma
The following table summarizes unaudited supplemental pro forma consolidated results of operations as if we acquired Earthbound Farm on January 1, 2013:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands, except share data)
Net sales	$837,926	$756,898	$1,668,149	$1,492,532
Income from continuing operations	35,173	39,456	74,467	59,309
Diluted earnings per common share	$0.20	$0.23	$0.42	$0.34

Schedule of Liabilities Recorded
In addition to the impairment charge, we recorded a charge of $3.3 million related to lease liabilities, severance and related costs in connection with the Idaho dairy farm sale. Liabilities recorded and the changes therein for the six months ended June 30, 2014 were as follows:

	Accrued charges at December 31, 2013	Costs paid or otherwise settled	Reversal of prior expense	Accrued charges at June 30, 2014
	(In thousands)
Lease liability	$2,674	$(762)	$(351)	$1,561
Severance and related costs	632	(598)	(55)	(21)
Total	$3,306	$(1,360)	$(406)	$1,540

Liabilities recorded and the changes therein for year ended December 31, 2013 were as follows:

	Costs incurred and charged to expense	Costs paid or otherwise settled	Balance at December 31,
			2013
	(In thousands)
Lease liability	$2,674	$—	$2,674
Severance and related costs	632	—	632
Total	$3,306	$—	$3,306